Equity Financing and the Debt Restructuring (2012 Equity Financing and the Debt Restructuring) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		0 Months Ended										12 Months Ended				0 Months Ended	1 Months Ended	0 Months Ended	6 Months Ended		12 Months Ended	0 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended		6 Months Ended	9 Months Ended		0 Months Ended		6 Months Ended		12 Months Ended	0 Months Ended		6 Months Ended				0 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 28, 2011 Warrants Issued to Reset Provision and Extend Maturity Date of Bridge Loan Warrants [Member]	Dec. 28, 2011 Original Warrants Issued for Bridge Loan [Member]	Mar. 26, 2012 Bridge Loan Conversion [Member]	Mar. 26, 2012 Equipment Purchase Agreement Conversion [Member]	Mar. 26, 2012 Amended and Restated Senior Convertible Note [Member]	Dec. 24, 2010 Amended and Restated Senior Convertible Note [Member]	Jul. 30, 2010 Amended and Restated Senior Convertible Note [Member]	Jun. 30, 2010 Amended and Restated Senior Convertible Note [Member]	Mar. 26, 2010 Amended and Restated Senior Convertible Note [Member]	Dec. 24, 2007 Amended and Restated Senior Convertible Note [Member]	Dec. 31, 2012 Amended and Restated Senior Convertible Note [Member]	Dec. 31, 2011 Amended and Restated Senior Convertible Note [Member]	Mar. 31, 2011 Amended and Restated Senior Convertible Note [Member]	Dec. 23, 2009 Amended and Restated Senior Convertible Note [Member]	Mar. 26, 2012 Bridge Loan Note Payable [Member]	Dec. 31, 2011 Bridge Loan Note Payable [Member]	Dec. 28, 2011 Bridge Loan Note Payable [Member] Warrants Issued to Reset Provision and Extend Maturity Date of Bridge Loan Warrants [Member]	Jun. 30, 2013 Bridge Loan Note Payable [Member] Warrants Issued to Reset Provision and Extend Maturity Date of Bridge Loan Warrants [Member]	Jun. 30, 2012 Bridge Loan Note Payable [Member] Warrants Issued to Reset Provision and Extend Maturity Date of Bridge Loan Warrants [Member]	Dec. 31, 2012 Bridge Loan Note Payable [Member] Warrants Issued to Reset Provision and Extend Maturity Date of Bridge Loan Warrants [Member]	Dec. 28, 2011 Bridge Loan Note Payable [Member] Original Warrants Issued for Bridge Loan [Member]	Jun. 30, 2013 Bridge Loan Note Payable [Member] Original Warrants Issued for Bridge Loan [Member]	Jun. 30, 2012 Bridge Loan Note Payable [Member] Original Warrants Issued for Bridge Loan [Member]	Dec. 31, 2012 Bridge Loan Note Payable [Member] Original Warrants Issued for Bridge Loan [Member]	Jun. 30, 2013 Class A Warrant [Member]	Dec. 31, 2012 Class A Warrant [Member]	Oct. 31, 2007 Class B Warrant [Member]	Dec. 31, 2012 Class B Warrant [Member]	Jun. 30, 2013 Class A and B Warrants [Member]	Dec. 31, 2012 Class A and B Warrants [Member]	Jun. 30, 2012 Class A and B Warrants [Member]	Apr. 05, 2012 2012 Plan [Member]	Mar. 26, 2012 2012 Plan [Member]	Jun. 30, 2013 2012 Plan [Member]	Jun. 30, 2012 2012 Plan [Member]	Dec. 31, 2012 2012 Plan [Member]	Mar. 26, 2012 2012 Plan [Member] Bridge Loan Note Payable [Member] Bridge Loan Conversion [Member]	Apr. 05, 2012 2012 Plan [Member] Class A Warrant [Member]	Jun. 30, 2013 2012 Plan [Member] Class A Warrant [Member]	Mar. 26, 2012 2012 Plan [Member] Class A Warrant [Member]	Jun. 30, 2013 2012 Plan [Member] Class B Warrant [Member]	Mar. 26, 2012 2012 Plan [Member] Class B Warrant [Member]	Mar. 26, 2012 2012 Plan [Member] Maximum [Member]	Mar. 26, 2012 2012 Plan [Member] Minimum [Member]
Equity Financing and Debt Restructuring [Line Items]
Gross consideration in equity financing transaction																																							$ 6,000,000										$ 10,000,000	$ 3,000,000
Commission fee percentage																																							10.00%
Percent of issued common stock covered by warrants issued in transaction																																							10.00%
Number of units to be issued in financing transaction																																							27,800,000
Price per unit																																							$ 0.25
Shares of stock issued per warrant exercised																																							0.5
Warrant term length							6 years	5 years															6 years				5 years												6 years
Exercise price of warrants							0.35	0.65															0.35				0.65																			0.35		0.05
Maximum share price triggering exercisability of warrant																																							$ 0.25
Amount of financing proceeds triggering expiration of warrants																						12,000,000																	5,000,000
Maximum share price triggering expiration of warrants																																							$ 0.5
Minimum trading volume																																							500,000
Number of shares of common stock warrants can be exercised for							247,500	357,500														357,500	247,500				357,500
Proceeds from issuance of stock and warrants																																							6,100,000
Proceeds from equity financing			425,000	6,150,000	6,150,000																																	154,000
Repayments of convertible debt												2,500,000
Shares of common stock issued													2,000,000	2,000,000	1,000,000	1,000,000	2,000,000																650,000					616,000	2,000,000
Value of shares issued for debt restructuring											760,000																												760,000
Cash paid to settle debt											2,750,000	2,750,000					2,750,000																						2,750,000
Amount of debt converted									400,000	500,000											400,000																						400,000
Number of shares issued for agent fees											586,164
Payments for debt extinguishment costs			66,646	275,041	275,041						275,041
Number of warrants issued																																						400,400						400,400
Number of warrants issued to investors																																						308,000						308,000
Principal issued												5,500,000				15,000,000	5,500,000			15,000,000	900,000	1,300,000
Warrants issued to investment banker				250,000																																		92,400						92,400
Debt interest rate																6.25%				6.25%		18.00%
Debt maturity date													Jun. 21, 2012	Jul. 21, 2012	Dec. 21, 2011	Dec. 21, 2013						Feb. 28, 2012
Derivative valuation	1,275,275	4,309,537	1,275,275	4,309,537	1,191,269	3,760,200												285,200	81,500					7,700	34,700	7,200		8,700	46,700	7,400		698,838		58,631	783,715		3,101,537			783,715	3,101,537	757,469			725,084		58,631
Gain (loss) on derivative valuation	$ 709,509	$ 2,959,155	$ (25,606)	$ 4,588,480	$ 8,829,748	$ 11,724,400											$ 203,700	$ 2,322,200						$ (500)	$ 61,825	$ 89,325		$ (1,300)	$ 97,000	$ 136,300					$ (26,246)	$ 659,855				$ (26,246)	$ 1,659,855	$ 4,365,323
Risk-free interest rate																								0.85%		0.54%		0.85%		0.54%	1.41%	0.72%													1.41%
Expected life																								3 years 6 months		4 years 0 months		3 years 6 months		4 years 0 months	4 years 8 months 12 days	5 years 2 months 12 days													4 years 8 months 12 days
Expected volatility																								94.74%		82.55%		92.74%		82.55%	91.50%	85.49%													91.50%
Dividend yield																								0.00%		0.00%		0.00%		0.00%	0.00%	0.00%													0.00%
Stock trading price																								$ 0.08		$ 0.08		$ 0.08		$ 0.08	$ 0.08	$ 0.08													$ 0.08